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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   Form 13F
                              Form 13F COVER PAGE

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Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CVentures, Inc.
Address:  4350 S. Monaco Street, 5/th/ Floor
          Denver, CO 80237

Form 13F File Number: 028-12116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Larry A. Mizel
Title:  President
Phone:  303-565-2400

Signature, Place, and Date of Signing:

   /s/ Larry A. Mizel            Denver, CO               May 3, 2013
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      [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:_________________________0________

Form 13F Information Table Entry Total:____________________0________

Form 13F Information Table Value Total: $__________________0________
                                               (thousands)

NOTE: Confidential information has been omitted from the public Form 13F report, is subject to a request for confidential treatment under Rule 24b-2 of the Securities Exchange Act of 1934, and has been filed separately with the Secretary of the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                TITLE OF         VALUE   SHARES/ SH/ PUT/ INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER   CLASS   CUSIP (x $1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
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